Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 53,060	$ 58,783	$ 18,673
Accounts receivable, net	36,911	136,503	63,556
Inventory			8,301
Prepaid expense and other current assets	9,167		807
Total current assets	99,138	195,286	91,337
Property and equipment, net	367,612	324,349	100,127
Operating lease right-of-use assets, net	230,492	248,237	395,388
Intellectual property, net of accumulated amortization	2,069,385	2,310,907	3,141,938
Deposits	31,440	31,440	20,944
Total Assets	2,798,067	3,110,219	3,749,734
Current Liabilities
Accounts payable and accrued liabilities	383,654	401,014	408,195
Deferred revenue	1,255,396	1,478,430	728,749
Interest payable	29,012	62,212	59,979
Notes payable	826,173	585,310	165,120
Convertible notes payable, net of unamortized discount	89,264	1,241,412	3,212,786
Derivative liability			2,601,277
Due to a related party	458,218	561,230	1,103,314
License fee payable		1,094,691	1,094,691
Operating lease liability	103,117	100,170	86,372
Finance lease liability	90,799	90,565	34,425
Total Current Liabilities	3,235,633	5,615,034	9,494,908
Series B Preferred Stock	211,438	50,203
Notes payable - non-current	1,873,093	572,495
Convertible notes payable, net of unamortized discount - non-current	7,287	2,356
Deferred revenues - non-current	31,657	39,733	224,797
Operating lease liability - non-current	210,715	237,961	373,000
Finance lease liability - non-current	61,237	83,109	53,480
Total Liabilities	5,631,060	6,600,891	10,146,185
Commitments and Contingencies
Stockholders' Deficit
Preferred stock: 337,500 authorized; $0.001 par value Series A Preferred Stock, 150,000 shares designated; $0.001 par value; 150,000 and 1,334 shares issued and outstanding, respectively	150	150	1
Common stock: 1,800,000,000 authorized; $0.001 par value 1,442,053,442 and 1,044,012,947 and 9,692,065 shares issued and outstanding, respectively	1,442,053	1,044,013	9,692
Additional paid in capital	33,423,635	30,983,749	15,204,771
Accumulated deficit	(37,698,831)	(35,518,584)	(21,610,915)
Total Stockholders' Deficit	(2,832,993)	(3,490,672)	(6,396,451)
Total Liabilities and Stockholders' Deficit	$ 2,798,067	$ 3,110,219	$ 3,749,734